Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Applicable Rate Payable by Each Limited Partner to Placement Agent

The applicable rate payable by each limited partner is determined by the Class of Units each limited partner may hold in the respective Partnership. Each Partnership pays the Placement Agent the following percentage based on the aggregate amount invested in the respective Partnership (as adjusted) by each limited partner in accordance with the following schedule:

Class of Units	Aggregate Investment	Monthly/Annualized Rate (%)

A	Up to $4,999,999	0.167% / 2.0%
D	$5,000,000 and above	0.063% / 0.75%
Z	All	0%

The limited partners still holding Class B and Class C Units pay the Placement Agent in accordance with the following schedule:

Class of Units	Aggregate Investment	Monthly/Annualized Rate (%)

B	$ 250,000 - $ 499,999	0.125% / 1.5%
C	$ 500,000 - $ 4,999,999	0.083% / 1.0%